CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 139.0	$ 194.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	247.7	273.0
Non-cash costs of sales	7.1	7.7
Share-based payments	5.2	4.6
Impairment of royalty, stream and working interests	76.0
Unrealized foreign exchange gain	(0.4)	(1.7)
Gain on investments		(2.0)
Impairment of investment		4.5
Deferred income tax expense	10.0	21.8
Other non-cash items	(1.1)	(1.9)
Acquisition of gold bullion	(25.6)	(24.1)
Proceeds from sale of gold bullion	12.5	19.0
Operating cash flows before changes in non-cash working capital	470.4	495.6
Changes in non-cash working capital:
(Increase) Decrease in receivables	(9.6)	5.2
Decrease in prepaid expenses and other	11.6	3.3
Increase (decrease) in current liabilities	2.4	(15.5)
Net cash provided by operating activities	474.8	488.6
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(988.0)	(499.5)
Acquisition of energy well equipment	(1.6)	(1.7)
Proceeds from sale of investments	0.9	12.6
Acquisition of investments		(12.3)
Net cash used in investing activities	(988.7)	(500.9)
Cash flows from financing activities
Proceeds from draw of credit facility	237.0
Repayment of credit facility	(27.0)
Credit facility amendment costs	(0.5)	(1.0)
Payment of dividends	(136.1)	(125.8)
Proceeds from exercise of warrants		356.4
Proceeds from exercise of stock options	4.2	10.1
Net cash provided by financing activities	77.6	239.7
Effect of exchange rate changes on cash and cash equivalents	(5.1)	30.7
Net change in cash and cash equivalents	(441.4)	258.1
Cash and cash equivalents at beginning of period	511.1	253.0
Cash and cash equivalents at end of period	69.7	511.1
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	3.7	2.4
Income taxes paid	$ 28.5	$ 38.2